Investments in subsidiaries, associates and joint ventures - Guarantees provided (Details) $ in Millions	1 Months Ended					12 Months Ended
	Oct. 31, 2020 USD ($)	Jun. 30, 2020	Dec. 31, 2019 USD ($) segment	Aug. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investments in associates and joint ventures
Ownership interest in associate (as a percent)		14.90%
% Voting capital		44.30%
Investments in associates and joint ventures						$ 1,751	$ 2,031
Investments in equity securities - Non-Current			$ 2,798			1,751	2,031	$ 2,798
Equity results in income statement						494	(76)	253
Dividends received						190	173	353
Financial liabilities						4,796	5,307
Investment classified as held for sale and impairment						(377)
Non-controlling interests						$ 834	$ (923)
Sumitomo Metal Mining Co., Ltd
Investments in associates and joint ventures
Ownership interest in associate (as a percent)		20.00%
% Voting capital		15.00%
PT Indonesia Asahan Aluminium
Investments in associates and joint ventures
% Voting capital		59.30%
Cash consideration	$ 278
Non-controlling interests	$ 179
Divestment agreement PTVI
Investments in associates and joint ventures
Ownership interest in associate (as a percent)		5.10%
Minimum
Investments in associates and joint ventures
% Voting capital						20.00%
Maximum
Investments in associates and joint ventures
% Voting capital						50.00%
VLI
Investments in associates and joint ventures
Ownership interest in associate (as a percent)							8.00%
Gain from sale of interest in associate							$ 172
Associates
Investments in associates and joint ventures
Notional amount						$ 1,513	1,557
Joint ventures
Investments in associates and joint ventures
% Voting capital	50.00%
Financial liabilities						542	877
Joint ventures | Minimum
Investments in associates and joint ventures
Capital contribution	$ 110
Joint ventures | Maximum
Investments in associates and joint ventures
Capital contribution	$ 160
Ferrous Resources Limited
Investments in associates and joint ventures
% Voting capital				100.00%
Cash consideration				$ 525
New Steel Global N.v
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)					100.00%
Cash consideration					$ 496
Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
Gain from sale of interest in associate			$ 116
Henan Longyu Energy Resources Co., Ltd. | Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
% Voting capital			25.00%
Cash consideration			$ 156					156
Number of Coal Mines the Entity Operates | segment			2
Investment classified as held for sale and impairment			$ 163
Ferrous minerals
Investments in associates and joint ventures
Investments in associates and joint ventures						1,113	1,154
Equity results in income statement						166	50	254
Dividends received						$ 81	140	296
Ferrous minerals | VLI
Investments in associates and joint ventures
Ownership interest in associate (as a percent)						29.60%
% Voting capital						29.60%
Investments in associates and joint ventures						$ 408	480
Equity results in income statement						$ (40)	(22)	1
Dividends received							2	9
Ferrous minerals | Baovale Mineracao S.A
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						50.00%
% Voting capital						50.00%
Investments in associates and joint ventures						$ 21	20
Equity results in income statement						4	1	4
Dividends received						$ 1
Ferrous minerals | Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						50.00%
% Voting capital						50.00%
Investments in associates and joint ventures						$ 51	48
Equity results in income statement						46	8	48
Dividends received						$ 33	34	62
Ferrous minerals | Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						50.89%
% Voting capital						50.89%
Investments in associates and joint ventures						$ 38	43
Equity results in income statement						1	11	37
Dividends received						$ 7	27	50
Ferrous minerals | Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						50.90%
% Voting capital						51.00%
Investments in associates and joint ventures						$ 48	44
Equity results in income statement						40	10	30
Dividends received						$ 23	23	54
Ferrous minerals | Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						51.00%
% Voting capital						51.11%
Investments in associates and joint ventures						$ 129	121
Equity results in income statement						40	8	84
Dividends received						$ 8	32	92
Ferrous minerals | MRS Logistica S.A.
Investments in associates and joint ventures
Ownership interest in associate (as a percent)						48.16%
% Voting capital						46.75%
Investments in associates and joint ventures						$ 418	398
Equity results in income statement						75	34	50
Dividends received						$ 9	22	29
Ferrous minerals | Samarco Mineracao S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						50.00%
% Voting capital						50.00%
Base metals
Investments in associates and joint ventures
Investments in associates and joint ventures						$ 17	18
Equity results in income statement						$ 1
Base metals | Korea Nickel Corp
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						25.00%
% Voting capital						25.00%
Investments in associates and joint ventures						$ 17	18
Equity results in income statement						1
Others
Investments in associates and joint ventures
Investments in associates and joint ventures						621	859
Equity results in income statement						327	(126)	(1)
Dividends received						$ 109	33	57
Others | Mineracao Rio Grande do Norte S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						40.00%
% Voting capital						40.00%
Investments in associates and joint ventures							71
Equity results in income statement						$ (5)	(3)	15
Dividends received							9
Others | Others
Investments in associates and joint ventures
Investments in associates and joint ventures						50	70
Equity results in income statement						$ (1)	(5)	(5)
Others | Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						55.00%
% Voting capital						55.00%
Investments in associates and joint ventures						$ 367	367
Equity results in income statement						53	28	31
Dividends received						$ 25	24	28
Others | Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						51.00%
% Voting capital						51.00%
Investments in associates and joint ventures						$ 105	117
Equity results in income statement						$ (4)	(8)	4
Others | California Steel Industries, Inc
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)						50.00%
% Voting capital						50.00%
Investments in associates and joint ventures							234
Equity results in income statement						$ 228	(7)	23
Dividends received						$ 84		29
Others | Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Ownership interest in associate (as a percent)						50.00%
% Voting capital						50.00%
Investments in associates and joint ventures						$ 99
Equity results in income statement						$ 56	$ (131)	$ (69)